Report Of The Directors Financial Review Risk Report - Residential Mortgage Loans Including Loan Commitments By Level Of Collateral (Details) - – loans and advances to customers - – personal - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 291,094	$ 261,630
Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	132,841	113,522
Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	116,275	104,417
MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,367	2,534
North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	37,306	39,233
Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,305	1,924
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	125,956	107,391
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,119	65,523
Financial Assets Not Impaired
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	287,748	256,779
Financial Assets Not Impaired | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	131,514	112,229
Financial Assets Not Impaired | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	115,981	104,163
Financial Assets Not Impaired | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,265	2,402
Financial Assets Not Impaired | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	35,813	36,146
Financial Assets Not Impaired | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,175	1,839
Financial Assets Not Impaired | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	124,910	106,290
Financial Assets Not Impaired | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,073	65,481
Financial Assets Not Impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	287,088	255,840
Financial Assets Not Impaired | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	131,205	111,799
Financial Assets Not Impaired | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	115,928	104,122
Financial Assets Not Impaired | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,194	2,333
Financial Assets Not Impaired | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	35,597	35,773
Financial Assets Not Impaired | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,164	1,813
Financial Assets Not Impaired | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	124,736	106,006
Financial Assets Not Impaired | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,073	65,480
Financial Assets Not Impaired | Partially collateralised
Disclosure of financial assets [line items]
Collateral value	550	762
Financial Assets Not Impaired | Partially collateralised | Europe
Disclosure of financial assets [line items]
Collateral value	258	342
Financial Assets Not Impaired | Partially collateralised | Asia
Disclosure of financial assets [line items]
Collateral value	48	27
Financial Assets Not Impaired | Partially collateralised | MENA
Disclosure of financial assets [line items]
Collateral value	48	40
Financial Assets Not Impaired | Partially collateralised | North America
Disclosure of financial assets [line items]
Collateral value	187	328
Financial Assets Not Impaired | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Collateral value	9	25
Financial Assets Not Impaired | Partially collateralised | UK
Disclosure of financial assets [line items]
Collateral value	125	197
Financial Assets Not Impaired | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Collateral value	0	1
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	164,110	140,160
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72,513	63,404
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	77,286	63,009
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	582	617
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12,902	12,454
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	827	676
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69,679	61,128
Financial Assets Not Impaired | – LTV ratio: less than 50% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	55,237	44,732
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	48,287	46,136
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	21,702	19,129
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16,891	18,198
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	321	369
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8,948	8,124
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	425	316
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	20,706	18,094
Financial Assets Not Impaired | – 51% to 60% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8,340	10,656
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	37,054	35,687
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16,500	14,437
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10,900	10,908
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	445	505
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8,786	9,471
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	423	366
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15,422	13,222
Financial Assets Not Impaired | – 61% to 70% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,282	3,851
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25,893	21,685
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12,857	9,029
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7,848	7,370
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	579	659
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,341	4,374
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	268	253
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11,992	8,433
Financial Assets Not Impaired | – 71% to 80% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,402	2,958
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9,445	9,606
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6,347	4,963
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,316	3,463
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	230	148
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	391	888
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	161	144
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5,824	4,509
Financial Assets Not Impaired | – 81% to 90% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,376	2,324
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,299	2,566
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,286	837
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	687	1,174
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	37	35
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	229	462
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	60	58
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,113	620
Financial Assets Not Impaired | – 91% to 100% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	436	959
Financial Assets Not Impaired | Greater than 100% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	660	939
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	309	430
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	53	41
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	71	69
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	216	373
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11	26
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	174	284
Financial Assets Not Impaired | Greater than 100% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	270	381
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	125	150
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	34	20
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15	15
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	89	179
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7	17
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	89	106
Financial Assets Not Impaired | – 101% to 110% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	121	167
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46	64
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	2
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7	11
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	57	85
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1	5
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16	33
Financial Assets Not Impaired | – 111% to 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Financial Assets Not Impaired | – greater than120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	269	391
Financial Assets Not Impaired | – greater than120% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	138	216
Financial Assets Not Impaired | – greater than120% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9	19
Financial Assets Not Impaired | – greater than120% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	49	43
Financial Assets Not Impaired | – greater than120% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	70	109
Financial Assets Not Impaired | – greater than120% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	4
Financial Assets Not Impaired | – greater than120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69	145
Financial Assets Not Impaired | – greater than120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,004	4,509
Impaired | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,241	1,213
Impaired | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	284	247
Impaired | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46	59
Impaired | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,306	2,905
Impaired | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	127	85
Impaired | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,008	1,059
Impaired | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46	42
Impaired | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,346	4,851
Collateral value	269	287
Impaired | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,327	1,293
Collateral value	67	66
Impaired | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	294	254
Collateral value	9	5
Impaired | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	102	132
Collateral value	48	64
Impaired | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,493	3,087
Collateral value	143	152
Impaired | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	130	85
Collateral value	2	0
Impaired | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,046	1,101
Collateral value	31	33
Impaired | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46	42
Collateral value	0	0
Impaired | – LTV ratio: less than 50% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,238	1,543
Impaired | – LTV ratio: less than 50% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	637	580
Impaired | – LTV ratio: less than 50% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	133	109
Impaired | – LTV ratio: less than 50% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12	21
Impaired | – LTV ratio: less than 50% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	446	825
Impaired | – LTV ratio: less than 50% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	8
Impaired | – LTV ratio: less than 50% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	538	521
Impaired | – LTV ratio: less than 50% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	42	34
Impaired | – 51% to 60% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	518	804
Impaired | – 51% to 60% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	236	222
Impaired | – 51% to 60% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	40	49
Impaired | – 51% to 60% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4	3
Impaired | – 51% to 60% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	230	527
Impaired | – 51% to 60% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8	3
Impaired | – 51% to 60% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	196	200
Impaired | – 51% to 60% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	4
Impaired | – 61% to 70% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	416	761
Impaired | – 61% to 70% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	157	180
Impaired | – 61% to 70% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	36	24
Impaired | – 61% to 70% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	13
Impaired | – 61% to 70% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	210	540
Impaired | – 61% to 70% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	4
Impaired | – 61% to 70% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	130	158
Impaired | – 61% to 70% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
Impaired | – 71% to 80% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	354	607
Impaired | – 71% to 80% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	116	122
Impaired | – 71% to 80% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	37	29
Impaired | – 71% to 80% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6	4
Impaired | – 71% to 80% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	191	449
Impaired | – 71% to 80% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4	3
Impaired | – 71% to 80% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	85	101
Impaired | – 71% to 80% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1	1
Impaired | – 81% to 90% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	323	497
Impaired | – 81% to 90% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	53	66
Impaired | – 81% to 90% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	27	19
Impaired | – 81% to 90% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6	9
Impaired | – 81% to 90% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	135	336
Impaired | – 81% to 90% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	102	67
Impaired | – 81% to 90% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	40	52
Impaired | – 81% to 90% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
Impaired | – 91% to 100% | Fully collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	155	297
Impaired | – 91% to 100% | Fully collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	42	43
Impaired | – 91% to 100% | Fully collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11	17
Impaired | – 91% to 100% | Fully collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8	9
Impaired | – 91% to 100% | Fully collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	94	228
Impaired | – 91% to 100% | Fully collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | – 91% to 100% | Fully collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	19	27
Impaired | – 91% to 100% | Fully collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
Impaired | Greater than 100% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	342	342
Impaired | Greater than 100% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	86	80
Impaired | Greater than 100% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	7
Impaired | Greater than 100% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	56	73
Impaired | Greater than 100% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	187	182
Impaired | Greater than 100% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	0
Impaired | Greater than 100% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	38	42
Impaired | Greater than 100% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | – 101% to 110% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	101	144
Impaired | – 101% to 110% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	38	37
Impaired | – 101% to 110% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5	3
Impaired | – 101% to 110% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	9	10
Impaired | – 101% to 110% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	49	94
Impaired | – 101% to 110% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | – 101% to 110% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15	17
Impaired | – 101% to 110% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | – 111% to 120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	61	64
Impaired | – 111% to 120% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	13	12
Impaired | – 111% to 120% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	2
Impaired | – 111% to 120% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12	12
Impaired | – 111% to 120% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	34	38
Impaired | – 111% to 120% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | – 111% to 120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5	7
Impaired | – 111% to 120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Impaired | – greater than120% | Partially collateralised
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	180	134
Impaired | – greater than120% | Partially collateralised | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	35	31
Impaired | – greater than120% | Partially collateralised | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	2
Impaired | – greater than120% | Partially collateralised | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	35	51
Impaired | – greater than120% | Partially collateralised | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	104	50
Impaired | – greater than120% | Partially collateralised | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	0
Impaired | – greater than120% | Partially collateralised | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	18	18
Impaired | – greater than120% | Partially collateralised | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0	$ 0